Consolidated statement of cash flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 11,438	$ 11,550	$ 8,299
Depreciation, depletion, amortization and impairment	16,401	14,584	16,611
Non-current liabilities, valuation allowances, and deferred taxes	(58)	(887)	(384)
(Gains) losses on disposals of assets	(614)	(930)	(2,598)
Undistributed affiliates' equity earnings	(1,083)	(826)	42
(Increase) decrease in working capital	(1,718)	769	827
Other changes, net	319	443	(478)
Cash flow from operating activities	24,685	24,703	22,319
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(11,810)	(17,080)	(13,767)
Acquisitions of subsidiaries, net of cash acquired	(4,748)	(3,379)	(800)
Investments in equity affiliates and other securities	(1,618)	(1,108)	(1,368)
Increase in non-current loans	(1,061)	(618)	(961)
Total expenditures	(19,237)	(22,185)	(16,896)
Proceeds from disposals of intangible assets and property, plant and equipment	527	3,716	1,036
Proceeds from disposals of subsidiaries, net of cash sold	158	12	2,909
Proceeds from disposals of non-current investments	349	1,444	294
Repayment of non-current loans	1,026	2,067	1,025
Total divestments	2,060	7,239	5,264
Cash flow used in investing activities	(17,177)	(14,946)	(11,632)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	452	498	519
Issuance (repayment) of shares: Treasury shares	(2,810)	(4,328)
Dividends paid: Parent company shareholders	(6,641)	(4,913)	(2,643)
Dividends paid: Non-controlling interests	(115)	(97)	(141)
Payments on perpetual subordinated notes	(371)	(325)	(276)
Other transactions with non-controlling interests	10	(622)	(4)
Net issuance (repayment) of non-current debt	8,131	649	2,277
Increase (decrease) in current borrowings	(5,829)	(3,990)	(7,175)
Increase (decrease) in current financial assets and liabilities	(536)	(797)	1,903
Cash flow from / (used in) financing activities	(7,709)	(13,925)	(5,540)
Net increase (decrease) in cash and cash equivalents	(201)	(4,168)	5,147
Effect of exchange rates	(354)	(1,110)	3,441
Cash and cash equivalents at the beginning of the period	27,907	33,185	24,597
Cash and cash equivalents at the end of the period	$ 27,352	$ 27,907	$ 33,185